BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2022
Basis Of Presentation

2. BASIS OF PRESENTATION

Statement of compliance

These interim condensed consolidated financial statements have been prepared by management in accordance with International Financial Reporting Standards (“IFRS”) and International Accounting Standards 34, Interim Financial Reporting (“IAS 34”), issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements do not include all notes of the type normally included within the annual financial statements and should be read in conjunction with the audited consolidated financial statements of the Company for the year ended December 31, 2021 included in our Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”), which have been prepared in accordance with IFRS issued by the IASB and interpretations issued by the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on August 11, 2022.

Basis of consolidation

These interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions were eliminated on consolidation. Subsidiaries are entities the Company controls when it is exposed, or has rights, to variable returns from its involvement in the entity and can affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the date of acquisition up to the date of disposition or loss of control. As at June 30, 2022, the Company had the following subsidiaries:

Subsidiaries	Country of incorporation	Ownership	Functional currency
Cosechemos YA S.A.S.	Colombia	90%	Colombia Peso (COP)
Flora Growth Corp. Sucursal Colombia	Colombia	100%	Colombia Peso (COP)
Hemp Textiles & Co. LLC	United States	100%	United States Dollar (USD)
Hemp Textiles & Co. S.A.S.	Colombia	100%	Colombia Peso (COP)
Flora Beauty LLC	United States	100%	United States Dollar (USD)
Flora Beauty LLC Sucursal Colombia	Colombia	100%	Colombia Peso (COP)
Kasa Wholefoods Company S.A.S.	Colombia	90%	Colombia Peso (COP)
Kasa Wholefoods Company LLC	United States	100%	United States Dollar (USD)
Grupo Farmaceutico Cronomed S.A.S.	Colombia	100%	Colombia Peso (COP)
Labcofarm Laboratorios S.A.S.	Colombia	100%	Colombia Peso (COP)
Breeze Laboratory S.A.S.	Colombia	100%	Colombia Peso (COP)
Vessel Brand Inc.	United States	100%	United States Dollar (USD)
Just Brands LLC	United States	100%	United States Dollar (USD)
Just Brands International LTD	United Kingdom	100%	British Pound (GBP)
High Roller Private Label LLC	United States	100%	United States Dollar (USD)
Flora Growth US Holdings Corp.	United States	100%	United States Dollar (USD)
Flora Growth Management Corp.	United States	100%	United States Dollar (USD)
Cardiff Brand Corp.	United States	100%	United States Dollar (USD)
Keel Brand Corp.	United States	100%	United States Dollar (USD)
Flora Growth F&B Corp.	United States	100%	United States Dollar (USD)

Basis of measurement

The interim condensed consolidated financial statements have been prepared on the historical cost basis, except for certain financial instruments that are measured at fair value and biological assets as explained in the accounting policies included in the audited consolidated financial statements of the Company for the year ended December 31, 2021. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The unaudited interim condensed consolidated financial statements are presented in United States dollars (“$”) unless otherwise noted.

Significant Accounting Policies and Critical Judgments and Estimation Uncertainties

The interim condensed consolidated financial statements were prepared using the same accounting policies, judgments, estimates and assumptions as those used in the Company’s consolidated financial statements for the year ended December 31, 2021, except as noted below for the following new significant transactions that occurred in 2022.

Contingent Purchase Consideration

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as a liability is remeasured at subsequent reporting dates with the corresponding gain or loss recognized in profit or loss. Management exercises judgment to determine the classification of contingent consideration as equity or liability based on the terms of the agreement and potential for the consideration to result in a cash outflow by the Company. Fair value estimates are determined using appropriate valuation techniques based on the nature of the terms in the purchase agreement.